Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA SERIES TRUST
Prospectus Date	rr_ProspectusDate	Jan. 12, 2018
Document Creation Date	dei_DocumentCreationDate	Jan. 11, 2018